AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 22, 2001

                                                               File Nos. 33-1922
                                                                        811-4506

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933                |X|

                        POST-EFFECTIVE AMENDMENT NO. 37             |X|

                                       AND
                             REGISTRATION STATEMENT
                                    UNDER THE
                       INVESTMENT COMPANY ACT OF 1940               |X|

                              AMENDMENT NO. 40                      |X|

                                  ------------

                           THE PHOENIX-ENGEMANN FUNDS
                   (FORMERLY CALLED PASADENA INVESTMENT TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  ------------

          600 NORTH ROSEMEAD BOULEVARD, PASADENA, CALIFORNIA 91107-2133
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (626) 351-9686
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 ROGER ENGEMANN
          600 NORTH ROSEMEAD BOULEVARD, PASADENA, CALIFORNIA 91107-2138
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                  ------------

                     Please Send Copy of Communications to:
                               PAMELA S. SINOFSKY
                 ASSISTANT VICE PRESIDENT AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                               HARTFORD, CT 06115
                                 (860) 403-6785

                                  ------------


It is proposed that this filing will become effective:


    [ ] Immediately upon filing pursuant to paragraph (b) of rule 485, or |X| on March 15, 2001 pursuant to paragraph (b) of Rule 485, or
    [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485, or
    [ ] on pursuant to paragraph (a)(1) of Rule 485, or
    [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485, or
    [ ] on pursuant to paragraph (a)(2) of Rule 485.


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

Parts A, B and C of Registrant's Post-Effective Amendment No. 33 under the Securities Act of 1933 and No. 36 under the Investment Company Act of 1940, filed on September 22, 2000, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pasadena, the State of California, on the 22nd day of February, 2001.


                                               THE PHOENIX-ENGEMANN FUNDS

                                               BY: /S/ ROGER ENGEMANN*
                                               ---------------------------------
                                               ROGER ENGEMANN
                                               PRESIDENT


     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 22nd day of February, 2001.


                  SIGNATURE                    TITLE
                  ---------                    -----


                                               Chief Financial
/s/ Malcolm Axon                               Officer
-----------------------------------------
    Malcolm Axon


                                               Principal Executive
-----------------------------------------      Officer and Trustee
Roger Engemann*

                                               Trustee

-----------------------------------------
Barry E. McKinley*

                                               Trustee

-----------------------------------------
Philip R. McLoughlin*

                                               Trustee

-----------------------------------------
Robert L. Peterson*

                                               Trustee

-----------------------------------------
Richard C. Taylor*

                                               Trustee

-----------------------------------------
Angela Wong*

By /s/ Nancy J. Engberg
       -----------------------------------------
       *Nancy J. Engberg
       Attorney-in-Fact pursuant to Powers of Attorney

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